October 16, 2015

VIA EDGAR

Securities and Exchange Commission

Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:                                         Office of Filings, Information & Consumer Services

Re:	FPA Paramount Fund, Inc. (“Registrant”)
1933 Act File No. 2-14660
1940 Act File No. 811-00852

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated October 1, 2015 to the Prospectus dated January 28, 2015 as filed electronically via EDGAR with the Securities and Exchange Commission on October 1, 2015 (Accession Number: 0001104659-15-068616).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

cc:                                J. Richard Atwood